Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIX CIRCLES TRUST
Entity Central Index Key	0001724826
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000199639 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles International Unconstrained Equity Fund
Class Name	Six Circles International Unconstrained Equity Fund
Trading Symbol	CIUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles International Unconstrained Equity Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.28% for the year ended December 31, 2024. The MSCI World ex-USA Index (the “Index”) returned 4.70% for the year ended December 31, 2024.
-	The Fund’s allocation to Financials and Information Technology were the leading contributors to the Fund’s absolute performance.
○
Exposure to Financials enables the team to diversify factor risk at appealing valuations. The Adviser currently anticipates industry players will outperform broader markets as interest rates stabilize and a recession is avoided.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

-	Consumer Staples and Materials were leading detractors from the Fund’s absolute performance.
○	The Advisor views this as a defensive position that is intended to offset the risk of higher-growth and cyclical allocations elsewhere in the portfolio.
○	The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for improved earnings growth.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed modestly to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles International Unconstrained Equity Fund	2.28%	4.94%	3.62%

MSCI World ex-USA Index	4.70%	5.10%	4.98%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 14,952,566,000
Holdings Count | Holding	730
Advisory Fees Paid, Amount	$ 37,466,000
Investment Company Portfolio Turnover	38.63%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$14,952,566

Total number of portfolio holdings	730

Total advisory fees paid (in thousands)	$37,466

Net advisory fees paid (in thousands)	$7,487

Portfolio turnover rate as of the end of the reporting period	38.63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	17%
Europe ex-UK	14
Europe Industrials	13
Broad UK	9
Europe Pharmaceuticals	7
German Application Software	5
Japan	5
Switzerland Food Products	5
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe Integrated Oil & Gas	3
Europe Textile Luxury Goods	3
Canada	2
Denmark Pharmaceuticals Biotechnology & Life Sciences	2
Europe Materials	2
Taiwan Semiconductor & Semiconductor Equipment	2
UK Beverages	2
Europe Autos	1
Europe EX UK Personal Products	1
Europe ex-UK Utilities	1
Europe Insurance	1
Europe Personal Products	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.7
Novo Nordisk A/S, Class B	4.2
ASML Holding NV	3.8
HSBC Holdings plc	2.1
Diageo plc	2.0
AstraZeneca plc	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Shell plc	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	29.2%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Europe Financials	17%
Europe ex-UK	14
Europe Industrials	13
Broad UK	9
Europe Pharmaceuticals	7
German Application Software	5
Japan	5
Switzerland Food Products	5
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe Integrated Oil & Gas	3
Europe Textile Luxury Goods	3
Canada	2
Denmark Pharmaceuticals Biotechnology & Life Sciences	2
Europe Materials	2
Taiwan Semiconductor & Semiconductor Equipment	2
UK Beverages	2
Europe Autos	1
Europe EX UK Personal Products	1
Europe ex-UK Utilities	1
Europe Insurance	1
Europe Personal Products	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.7
Novo Nordisk A/S, Class B	4.2
ASML Holding NV	3.8
HSBC Holdings plc	2.1
Diageo plc	2.0
AstraZeneca plc	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Shell plc	1.7
LVMH Moet Hennessy Louis Vuitton SE	1.6
Total % of Portfolio	29.2%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000199640 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Ultra Short Duration Fund
Class Name	Six Circles Tax Aware Ultra Short Duration Fund
Trading Symbol	CUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Ultra Short Duration Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.74% for the year ended December 31, 2024. iMoneyNet Tax‑Free National Institutional Money Market Index (the “Index”) returned 2.14% for the year ended December 31, 2024.
-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds, part of the Core Municipal Ultra Short allocation, were the leading contributors to the Fund’s absolute performance.
○	The Core Municipal Ultra Short allocation seeks to balance income against credit quality, within the context of the broader Portfolio.
-	The Fund’s allocation to Non-U.S. Government Bonds, part of the Global Markets allocation, was the leading detractors from the Fund’s absolute performance.
○	The Global Markets allocation seeks to provide total return opportunities within the global taxable fixed income markets.
-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles Tax Aware Ultra Short Duration Fund	3.74%	1.81%	1.77%

Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD	1.05%	0.99%	2.11%

iMoneyNet Tax-Free National Institutional Money Market Index	2.14%	1.23%	1.24%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 795,100,000
Holdings Count | Holding	428
Advisory Fees Paid, Amount	$ 1,843,000
Investment Company Portfolio Turnover	51.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$795,100

Total number of portfolio holdings	428

Total advisory fees paid (in thousands)	$1,843

Net advisory fees paid (in thousands)	$706

Portfolio turnover rate as of the end of the reporting period	51.20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30
Goldman Sachs	0

Top Ten Holdings[2]		Credit Quality[3]

New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.7%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.0
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 3.80%, 01/02/2025	1.9
City of Rochester MN, Series A, Rev., VRDO, 3.60%, 01/07/2025	1.8
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.64%, 01/07/2025	1.8
State of Ohio, Rev., VRDO, 3.45%, 01/07/2025	1.8
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025	1.8
Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.7
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.50%, 01/07/2025	1.7
Ohio State University (The), Multiyear Debt Issuance, Rev., VRDO, 3.55%, 01/07/2025	1.5
Total % of Portfolio	18.7%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Top Ten Holdings[2]		Credit Quality[3]

New York City Transitional Finance Authority, Rev., 5.00%, 11/01/2027	2.7%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	2.0
New York City Municipal Water Finance Authority, Second General Resolution, Rev., VRDO, 3.80%, 01/02/2025	1.9
City of Rochester MN, Series A, Rev., VRDO, 3.60%, 01/07/2025	1.8
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.64%, 01/07/2025	1.8
State of Ohio, Rev., VRDO, 3.45%, 01/07/2025	1.8
County of Los Angeles CA, Rev., TRAN, 5.00%, 06/30/2025	1.8
Metropolitan Water Reclamation District of Greater Chicago, Series C, GO, 5.00%, 12/01/2027	1.7
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.50%, 01/07/2025	1.7
Ohio State University (The), Multiyear Debt Issuance, Rev., VRDO, 3.55%, 01/07/2025	1.5
Total % of Portfolio	18.7%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000199641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles U.S. Unconstrained Equity Fund
Class Name	Six Circles U.S. Unconstrained Equity Fund
Trading Symbol	CUSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles International Unconstrained Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles U.S. Unconstrained Equity Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 24.87% for the year ended December 31, 2024. The MSCI USA Index (the “Index”) returned 25.08% for the year ended December 31, 2024.
-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.
○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

○	Allocation to Communication Services allows the Adviser to gain specific exposures within the mega cap technology sectors.
-	Real Estate and Energy were leading detractors from the Fund’s absolute performance.
○	The Adviser sees recent interest rate hikes as a challenge for real estate equities but remains optimistic about their selective exposure.
○	Energy serves as a cyclical exposure that the Adviser currently believes may do well as rate volatility continues.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles U.S. Unconstrained Equity Fund	24.87%	16.40%	14.66%

MSCI USA Index	25.08%	14.56%	14.11%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 25,299,332,000
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 61,063,000
Investment Company Portfolio Turnover	38.08%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$25,299,332

Total number of portfolio holdings	601

Total advisory fees paid (in thousands)	$61,063

Net advisory fees paid (in thousands)	$9,716

Portfolio turnover rate as of the end of the reporting period	38.08%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. Custom Equity Sleeve (JPMPI)	28%
USA	22
U.S. Financials	11
U.S. Software	9
U.S. Semiconductor & Semiconductor Equipment	7
U.S. Broadline Retail	5
U.S. Pharmaceuticals	4
U.S. Technology, Hardware & Equipment	4
U.S. Home Building	3
U.S. Interactive Media & Services	3
U.S. Energy	2

Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	6.9%
Amazon.com, Inc.	5.6
NVIDIA Corp.	5.6
Walmart, Inc.	4.6
Apple, Inc.	4.4
Meta Platforms, Inc., Class A	3.9
UnitedHealth Group, Inc.	2.7
Bank of America Corp.	2.3
Wells Fargo & Co.	2.1
Alphabet, Inc., Class A	2.1
Total % of Portfolio	40.2%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

U.S. Custom Equity Sleeve (JPMPI)	28%
USA	22
U.S. Financials	11
U.S. Software	9
U.S. Semiconductor & Semiconductor Equipment	7
U.S. Broadline Retail	5
U.S. Pharmaceuticals	4
U.S. Technology, Hardware & Equipment	4
U.S. Home Building	3
U.S. Interactive Media & Services	3
U.S. Energy	2

Life Sciences Tools & Services	1

U.S. Beverages	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	6.9%
Amazon.com, Inc.	5.6
NVIDIA Corp.	5.6
Walmart, Inc.	4.6
Apple, Inc.	4.4
Meta Platforms, Inc., Class A	3.9
UnitedHealth Group, Inc.	2.7
Bank of America Corp.	2.3
Wells Fargo & Co.	2.1
Alphabet, Inc., Class A	2.1
Total % of Portfolio	40.2%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000199642 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Ultra Short Duration Fund
Class Name	Six Circles Ultra Short Duration Fund
Trading Symbol	CUSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Ultra Short Duration Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Ultra Short Duration Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 5.96% for the year ended December 31, 2024. Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”) returned 5.32% for the year ended December 31, 2024.
-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds, part of the Core Ultra Short allocation, were the leading contributors to the Fund’s absolute performance.
○	The Core Ultra Short allocation seeks to balance income against credit quality, within the context of the broader portfolios.
-	The Fund’s allocation to Non-U.S. Government Bonds, part of the Global Markets allocation, was the leading detractor from the Fund’s absolute performance.
○	The Global Markets allocation seeks to provide total return opportunities within the global fixed income markets.
-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (July 9, 2018)

Six Circles Ultra Short Duration Fund	5.96%	2.77%	2.69%

Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index	1.25%	-0.33%	1.28%

Bloomberg 1-3 Month U.S. Treasury Bill Index	5.32%	2.49%	2.42%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 682,961,000
Holdings Count | Holding	564
Advisory Fees Paid, Amount	$ 1,588,000
Investment Company Portfolio Turnover	77.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$682,961

Total number of portfolio holdings	564

Total advisory fees paid (in thousands)	$1,588

Net advisory fees paid (in thousands)	$741

Portfolio turnover rate as of the end of the reporting period	77.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30
Goldman Sachs	0

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Bill, 4.25%, 11/28/2025	4.4%
U.S. Treasury Notes, 2.75%, 06/30/2025	3.5
U.S. Treasury Notes, 3.88%, 04/30/2025	3.1
France Treasury Bill, (France), Series 28W, Reg. S, 2.76%, 05/07/2025	2.0
Japan Treasury Discount Bill, (Japan), Series 1248, 0.03%, 02/10/2025	1.2
Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.2
U.S. Treasury Bill, 4.22%, 10/30/2025	0.9
U.S. Treasury Bill, 4.16%, 12/26/2025	0.9
T-Mobile USA, Inc., 2.25%, 02/15/2026	0.9
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.9
Total % of Portfolio	19.0%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Top Ten Holdings[2]		Credit Quality[3]

U.S. Treasury Bill, 4.25%, 11/28/2025	4.4%
U.S. Treasury Notes, 2.75%, 06/30/2025	3.5
U.S. Treasury Notes, 3.88%, 04/30/2025	3.1
France Treasury Bill, (France), Series 28W, Reg. S, 2.76%, 05/07/2025	2.0
Japan Treasury Discount Bill, (Japan), Series 1248, 0.03%, 02/10/2025	1.2
Southern California Edison Co., Series E, 3.70%, 08/01/2025	1.2
U.S. Treasury Bill, 4.22%, 10/30/2025	0.9
U.S. Treasury Bill, 4.16%, 12/26/2025	0.9
T-Mobile USA, Inc., 2.25%, 02/15/2026	0.9
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	0.9
Total % of Portfolio	19.0%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000206545 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio U.S.Unconstrained Fund
Class Name	Six Circles Managed Equity Portfolio U.S.Unconstrained Fund
Trading Symbol	CMEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 24.94% for the year ended December 31, 2024. The MSCI USA Index (the “Index”) returned 25.08% for the year ended December 31, 2024.
-	The Fund’s allocation to Information Technology and Communication Services were the leading contributors to the Fund’s absolute performance.
○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

○	Allocation to Communication Services allows the Adviser to gain specific exposures within the mega cap technology sector.
-	Real Estate was the leading detractor from the Fund’s absolute performance.
○	The Adviser sees recent interest rate hikes as a challenge for real estate equities but remains optimistic about their selective exposure.
-	The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed to the Fund’s absolute performance during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Average annual total returns:

	1 Year	5 Year	Since Inception (April 10, 2019)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	24.94%	16.03%	16.13%

MSCI USA Index	25.08%	14.56%	15.09%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 19,031,638,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 37,824,000
Investment Company Portfolio Turnover	24.36%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$19,031,638

Total number of portfolio holdings	736

Total advisory fees paid (in thousands)	$37,824

Net advisory fees paid (in thousands)	$6,033

Portfolio turnover rate as of the end of the reporting period	24.36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

USA	29%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductor & Semiconductor Equipment	6
U.S. Information Technology	6
U.S. Software	6
U.S. Technology, Hardware & Equipment	5
U.S. Broadline Retail	3
U.S. Communication Services	3
U.S. Consumer Discretionary	3
U.S. Pharmaceuticals	3
US Interactive Media & Services	3
U.S. Energy	2
U.S. Utilities	2
Canada	1
Life Sciences Tools & Services	1
U.S. Automobiles	1
U.S. Beverages	1
U.S. Biotechnology	1
U.S. Diversified Banks	1
U.S. Health Care Equipment	1
U.S. Home Building	1
U.S. Industrials	1
U.S. Managed Health Care	1
U.S. Consumer Staples	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.5%
Apple, Inc.	7.3
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.7
Meta Platforms, Inc., Class A	3.5
Walmart, Inc.	2.8
Alphabet, Inc., Class A	2.4
Broadcom, Inc.	2.1
Alphabet, Inc., Class C	2.0
Tesla, Inc.	1.9
Total % of Portfolio	42.3%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

USA	29%
U.S. Custom Equity Sleeve (JPMPI)	18
U.S. Semiconductor & Semiconductor Equipment	6
U.S. Information Technology	6
U.S. Software	6
U.S. Technology, Hardware & Equipment	5
U.S. Broadline Retail	3
U.S. Communication Services	3
U.S. Consumer Discretionary	3
U.S. Pharmaceuticals	3
US Interactive Media & Services	3
U.S. Energy	2
U.S. Utilities	2
Canada	1
Life Sciences Tools & Services	1
U.S. Automobiles	1
U.S. Beverages	1
U.S. Biotechnology	1
U.S. Diversified Banks	1
U.S. Health Care Equipment	1
U.S. Home Building	1
U.S. Industrials	1
U.S. Managed Health Care	1
U.S. Consumer Staples	1

Top Ten Holdings[2]		Market Cap

Microsoft Corp.	7.5%
Apple, Inc.	7.3
NVIDIA Corp.	7.1
Amazon.com, Inc.	5.7
Meta Platforms, Inc., Class A	3.5
Walmart, Inc.	2.8
Alphabet, Inc., Class A	2.4
Broadcom, Inc.	2.1
Alphabet, Inc., Class C	2.0
Tesla, Inc.	1.9
Total % of Portfolio	42.3%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000206546 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Managed Equity Portfolio InternationalUnconstrained Fund
Class Name	Six Circles Managed Equity Portfolio InternationalUnconstrained Fund
Trading Symbol	CMIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Managed Equity Portfolio International Unconstrained Fund	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.62% for the year ended December 31, 2024. The MSCI World ex-USA Index (the “Index”) returned 4.70% for the year ended December 31, 2024.
-	The Fund’s allocation to Financials and Information Technology were the leading contributors to the Fund’s absolute performance.
○
Exposure to Financials enables the team to diversify factor risk at appealing valuations. The Adviser currently anticipates industry players will outperform broader markets as interest rates stabilize and a recession is avoided.

○
Select large cap tech and tech-related companies in the sector have performed well recently but still trade at reasonable valuations, and the Adviser currently believes these companies are best-positioned to take advantage of growth in artificial intelligence.

-	Consumer Staples and Materials were leading detractors from the Fund’s absolute performance.
○	The Advisor views this as a defensive position that is intended to offset the risk of higher-growth and cyclical allocations elsewhere in the portfolio.
○	The Adviser believes that the sector is currently undervalued due to poor operating environments and views this exposure as potential for improved earnings growth.
-
The Fund employed equity futures in order to maintain market exposures during the reporting period. The use of equity futures contributed moderately to the Fund’s absolute performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	5 Year	Since Inception (April 10, 2019)

Six Circles Managed Equity Portfolio International Unconstrained Fund	2.62%	7.11%	6.99%

MSCI World ex-USA Index	4.70%	5.10%	5.98%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 6,276,567,000
Holdings Count | Holding	843
Advisory Fees Paid, Amount	$ 14,949,000
Investment Company Portfolio Turnover	26.38%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$6,276,567

Total number of portfolio holdings	843

Total advisory fees paid (in thousands)	$14,949

Net advisory fees paid (in thousands)	$2,987

Portfolio turnover rate as of the end of the reporting period	26.38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Europe Financials	20%
Europe Industrials	15
Europe Pharmaceuticals	8
Japan	7
German Application Software	5
Pacific ex Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe ex-UK Utilities	3
Europe Materials	3
Europe Textile Luxury Goods	3
Taiwan Semiconductor & Semiconductor Equipment	3
UK Beverages	3
Denmark Pharmaceuticals Biotech & Life Sciences	2
Europe EX UK Personal Products	2
Europe Personal Products	2
Swiss Food Products	2
Europe Automobiles	1
European Metals & Mining	1
Canada	1
Europe Semiconductors & Semiconductor Equipment	1
Europe	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.4
ASML Holding NV	4.0
Novo Nordisk A/S, Class B	3.6
Diageo plc	2.5
L’Oreal SA	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3
HSBC Holdings plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.4
Total % of Portfolio	29.2%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Europe Financials	20%
Europe Industrials	15
Europe Pharmaceuticals	8
Japan	7
German Application Software	5
Pacific ex Japan	5
Europe Food Products	4
Europe Integrated Oil & Gas	4
Netherlands Semiconductors & Semiconductor Equipment Index	4
Europe ex-UK Utilities	3
Europe Materials	3
Europe Textile Luxury Goods	3
Taiwan Semiconductor & Semiconductor Equipment	3
UK Beverages	3
Denmark Pharmaceuticals Biotech & Life Sciences	2
Europe EX UK Personal Products	2
Europe Personal Products	2
Swiss Food Products	2
Europe Automobiles	1
European Metals & Mining	1
Canada	1
Europe Semiconductors & Semiconductor Equipment	1
Europe	1

Top Ten Holdings[2]		Market Cap

SAP SE	5.3%
Nestle SA (Registered)	4.4
ASML Holding NV	4.0
Novo Nordisk A/S, Class B	3.6
Diageo plc	2.5
L’Oreal SA	2.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3
HSBC Holdings plc	1.7
Shell plc	1.6
LVMH Moet Hennessy Louis Vuitton SE	1.4
Total % of Portfolio	29.2%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000218339 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Global Bond Fund
Class Name	Six Circles Global Bond Fund
Trading Symbol	CGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Global Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Global Bond Fund	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.95% for the year ended December 31, 2024. The Bloomberg Global- Aggregate Index – Hedged USD (the “Index”) returned 3.40% for the year ended December 31, 2024.
-	Below Investment Grade Fixed Income was the leading contributor to the Fund’s absolute performance.
○	The Adviser currently believes that higher all-in yields and constructive fundamentals are attractive and are an area of outperformance.
-	The Fund’s allocation to Investment Grade Credit and Government Bonds were the leading detractors from the Fund’s absolute performance.
○	These allocations provide a low tracking error, tactical way to allocate within these sectors.
-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts moderately contributed to the Fund’s performance on an absolute basis.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	Since Inception (May 19, 2020)

Six Circles Global Bond Fund	3.95%	0.92%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	-1.69%	-2.34%

Bloomberg Global-Aggregate Index—Hedged USD	3.40%	-0.09%

Performance Inception Date	May 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 13,625,208,000
Holdings Count | Holding	7,178
Advisory Fees Paid, Amount	$ 30,833,000
Investment Company Portfolio Turnover	189.59%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$13,625,208

Total number of portfolio holdings	7,178

Total advisory fees paid (in thousands)	$30,833

Net advisory fees paid (in thousands)	$7,713

Portfolio turnover rate as of the end of the reporting period	189.59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Pan-European Government (BlackRock)	25%
Pan-European Credit (BlackRock)	22
China Treasury & Policy Bank (BlackRock)	14
Asia Pacific Government ex-China (BlackRock)	8
Global Credit (PGIM)	6
Global Securitized (PIMCO)	6
U.S. Treasury 7-10 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 Plus Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2055	1.2%
U.S. Treasury Bill, 4.26%, 02/11/2025	1.1
China Government Bond, (China), 2.40%, 07/15/2028	0.6
U.S. Treasury Notes, 4.38%, 05/15/2034	0.6
U.S. Treasury Notes, 4.00%, 02/15/2034	0.6
U.S. Treasury Notes, 3.88%, 08/15/2033	0.6
U.S. Treasury Notes, 4.50%, 11/15/2033	0.6
U.S. Treasury Notes, 3.88%, 08/15/2034	0.5
China Government Bond, (China), 2.68%, 05/21/2030	0.5
U.S. Treasury Notes, 4.13%, 11/15/2032	0.5
Total % of Portfolio	6.8%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Fund Allocation		Sector Allocation[1]

Pan-European Government (BlackRock)	25%
Pan-European Credit (BlackRock)	22
China Treasury & Policy Bank (BlackRock)	14
Asia Pacific Government ex-China (BlackRock)	8
Global Credit (PGIM)	6
Global Securitized (PIMCO)	6
U.S. Treasury 7-10 Year (BlackRock)	6
U.S. Securitized (BlackRock)	5
Global Government (PGIM, Inc.)	3
U.K. Gilt 10 Plus Years (BlackRock)	2
U.S. Credit (BlackRock)	1

Pan European Securitized (BlackRock)	1

U.S. Government (BlackRock)	1

Top Ten Holdings[2]		Credit Quality[3]

FNMA or FHLMC, Single Family, 30 years, TBA, 6.00%, 02/01/2055	1.2%
U.S. Treasury Bill, 4.26%, 02/11/2025	1.1
China Government Bond, (China), 2.40%, 07/15/2028	0.6
U.S. Treasury Notes, 4.38%, 05/15/2034	0.6
U.S. Treasury Notes, 4.00%, 02/15/2034	0.6
U.S. Treasury Notes, 3.88%, 08/15/2033	0.6
U.S. Treasury Notes, 4.50%, 11/15/2033	0.6
U.S. Treasury Notes, 3.88%, 08/15/2034	0.5
China Government Bond, (China), 2.68%, 05/21/2030	0.5
U.S. Treasury Notes, 4.13%, 11/15/2032	0.5
Total % of Portfolio	6.8%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000218340 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Tax Aware Bond Fund
Class Name	Six Circles Tax Aware Bond Fund
Trading Symbol	CBTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Tax Aware Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Tax Aware Bond Fund	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 2.37% for the year ended December 31, 2024. The Bloomberg 1-15 Year Municipal Bond Index (the “Index”) returned 0.88% for the year ended December 31, 2024.
-
The allocations to Municipal strategies sub-advised by Nuveen and Allspring provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities, and contributed positively to the performance of the Fund.

-
The allocation to the 1-17 Year Municipal strategy sub-advised by Capital Group provides a low tracking error, flexible access points to municipal debt within short, intermediate and long maturity ranges, and contributed positively to the performance of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	Since Inception (May 19, 2020)

Six Circles Tax Aware Bond Fund	2.37%	1.50%

Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD	1.05%	1.02%

Bloomberg 1-15 Year Municipal Bond Index	0.88%	1.01%

Performance Inception Date	May 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 11,582,272,000
Holdings Count | Holding	3,905
Advisory Fees Paid, Amount	$ 25,242,000
Investment Company Portfolio Turnover	12.29%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$11,582,272

Total number of portfolio holdings	3,905

Total advisory fees paid (in thousands)	$25,242

Net advisory fees paid (in thousands)	$10,718

Portfolio turnover rate as of the end of the reporting period	12.29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

Municipals (Nuveen)	38%
Municipals (Allspring)	37
1-17 Year Municipal (Capital Group)	25

Top Ten Holdings[2]		Credit Quality[3]

Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.60%, 01/02/2025	0.3%
Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3
California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3
City of New York, Series C, GO, 5.25%, 03/01/2053	0.3
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
County of King, Sewer Revenue, Junior Lien, Rev., VRDO, 3.95%, 01/02/2025	0.3
Tampa Bay Water, Rev., 5.25%, 10/01/2054	0.3
Main Street Natural Gas, Inc., Series D, Rev., 5.00%, 04/01/2054	0.2
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.2
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.2
Total % of Portfolio	2.7%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Top Ten Holdings[2]		Credit Quality[3]

Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Rev., VRDO, 3.60%, 01/02/2025	0.3%
Colorado Health Facilities Authority, Rev., 5.00%, 05/15/2054	0.3
California Community Choice Financing Authority, Sustainable Bonds Clean Energy, Rev., 5.00%, 01/01/2056	0.3
City of New York, Series C, GO, 5.25%, 03/01/2053	0.3
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052	0.3
County of King, Sewer Revenue, Junior Lien, Rev., VRDO, 3.95%, 01/02/2025	0.3
Tampa Bay Water, Rev., 5.25%, 10/01/2054	0.3
Main Street Natural Gas, Inc., Series D, Rev., 5.00%, 04/01/2054	0.2
Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A1, Rev., 5.25%, 05/15/2064	0.2
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	0.2
Total % of Portfolio	2.7%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000220641 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Credit Opportunities Fund
Class Name	Six Circles Credit Opportunities Fund
Trading Symbol	CRDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Credit Opportunities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Six Circles Credit Opportunities Fund	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 8.65% for the year ended December 31, 2024. The Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”) returned 4.22% for the year ended December 31, 2024.
-	The Fund’s allocation to Investment Grade Credit and Securitized Bonds were the leading contributors to the Fund’s absolute performance.
○	The Adviser utilizes this allocation to provide higher quality, shorter duration exposure.
-	The Fund employed fixed income futures contracts during the reporting period. The use of fixed income futures contracts was the leading detractor from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]
Average annual total returns:

	1 Year	Since Inception (August 19, 2020)

Six Circles Credit Opportunities Fund	8.65%	3.32%

Bloomberg Global-Aggregate Total Return Index Value Unhedged USD	-1.69%	-3.57%

Bloomberg U.S. Intermediate Corporate Bond Index	4.22%	0.46%

Performance Inception Date	Aug. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 8,384,334,000
Holdings Count | Holding	3,011
Advisory Fees Paid, Amount	$ 60,502,000
Investment Company Portfolio Turnover	68.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$8,384,334

Total number of portfolio holdings	3,011

Total advisory fees paid (in thousands)	$60,502

Net advisory fees paid (in thousands)	$17,595

Portfolio turnover rate as of the end of the reporting period	68.92%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Sector Allocation[1]

U.S. High Yield (BlackRock)	39%
European High Yield (RBC GAM UK)	23
U.S. High Yield (PGIM, INC.)	19
Emerging Markets Debt (PIMCO)	12
Short Duration (Lord Abbett)	7

Top Ten Holdings[2]		Credit Quality[3]

SPDR Blackstone Senior Loan ETF	0.8%
U.S. Treasury Notes, 4.13%, 10/31/2026	0.5
Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.5
HUB International Ltd., 7.38%, 01/31/2032	0.4
AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4
Iliad Holding SASU, (France), Reg. S, 6.88%, 04/15/2031	0.3
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.3
HUB International Ltd., 7.25%, 06/15/2030	0.3
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.3
Total % of Portfolio	4.2%
[1] Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®).
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[3] Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are sourced from Bloomberg which uses the middle credit quality ratings on underlying securities of the portfolio from the three major ratings agencies; S&P, Moody’s and Fitch. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that single rating is used.
Largest Holdings [Text Block]

Top Ten Holdings[2]		Credit Quality[3]

SPDR Blackstone Senior Loan ETF	0.8%
U.S. Treasury Notes, 4.13%, 10/31/2026	0.5
Venture Global LNG, Inc., (CMT Index 5 Year + 5.44%), 9.00%, 09/30/2029	0.5
HUB International Ltd., 7.38%, 01/31/2032	0.4
AthenaHealth Group, Inc., 6.50%, 02/15/2030	0.4
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027	0.4
Iliad Holding SASU, (France), Reg. S, 6.88%, 04/15/2031	0.3
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	0.3
HUB International Ltd., 7.25%, 06/15/2030	0.3
Venture Global LNG, Inc., 9.50%, 02/01/2029	0.3
Total % of Portfolio	4.2%
[2] Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.
C000252360 [Member]
Shareholder Report [Line Items]
Fund Name	Six Circles Multi-Strategy Fund
Class Name	Six Circles Multi-Strategy Fund
Trading Symbol	CALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Six Circles Multi-Strategy Fund (the “Fund”) for the period of September 18, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sixcirclesfunds.com/literature. You can also request this information by contacting us at 1-212-464-2070.
Additional Information Phone Number	1-212-464-2070
Additional Information Website	www.sixcirclesfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment

Six Circles Multi-Strategy Fund	$19	0.69%
* Fund commenced operations on September 18, 2024. Expenses are not annualized. Expenses in future years may be higher.

Expenses Paid, Amount	$ 19 [1]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 1.10% for the period September 18, 2024 to December 31, 2024. HFRX Global Hedge Fund Index (the “Index”) returned 0.73% for the period ended December 31, 2024.
-	All allocations to the Sub-Advisers contributed positively to performance. The allocation to the Dynamic Beta – Multi-Strategy was the leading contributor to the Fund’s absolute performance.
○	The Adviser uses Dynamic Beta as a highly liquid, low tracking error allocation relative to the Index.
-	The Fund employed derivatives including futures and foreign currency during the reporting period. The Fund’s use of future and foreign currency had a moderate contribution to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Average Annual Return [Table Text Block]	Cumulative annual total returns:

Since Inception (September 18, 2024)

Six Circles Multi-Strategy Fund	1.10%

HFRX Global Hedge Fund Index	0.73%

Performance Inception Date	Sep. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	See www.sixcirclesfunds.com for most recent month-end performance.
Net Assets	$ 808,882,000
Holdings Count | Holding	581
Advisory Fees Paid, Amount	$ 1,998,000
Investment Company Portfolio Turnover	162.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets (in thousands)	$808,882

Total number of portfolio holdings	581

Total advisory fees paid (in thousands)	$1,998

Net advisory fees paid (in thousands)	$768

Portfolio turnover rate as of the end of the reporting period	162.07%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing a percentage of total net assets of the Fund.

Fund Allocation		Strategy

Multi-Strategy (DBi - Multi-Strategy)	22%
Mortgage Opportunity (PIMCO- Relative Value)	40
Floating Rate Bank Loan (T. Rowe- Relative Value)	23
Managed Futures (AHL – Macro)	15

Top Five Contributor and Diversifier1

XAY Cons Discret 21MAR25 IXYH5	36.94%
HEATING OIL FU Mar25 NVH5(27FEB)	34.13
CHF/USD FUTURE 17MAR25 SFH5	4.57
COPPER FUTURE Mar25 HGH5(27MAR)	4.47
JPN YEN FUT (CME) 17MAR25 JYH5	4.26
NASDAQ 100 E-MINI 21MAR25 NQH5	(8.71)
GOLD 100 OZ FU Feb25 GCG5(26FEB)	(3.25)
S&P MID 400 EMINI 21MAR25 FAH5	(3.20)
S&P500 EMINI FUT 21MAR25 ESH5	(3.19)
E-Mini Russ 2000 21MAR25 RTYH5	(2.46)
[1] The top 5 contributions to portfolio risk or VaR and the bottom 5 contributors or diversifier to portfolio risk or VaR. The percentages will not sum to 100%.

Largest Holdings [Text Block]

Fund Allocation		Strategy

Multi-Strategy (DBi - Multi-Strategy)	22%
Mortgage Opportunity (PIMCO- Relative Value)	40
Floating Rate Bank Loan (T. Rowe- Relative Value)	23
Managed Futures (AHL – Macro)	15

Top Five Contributor and Diversifier1

XAY Cons Discret 21MAR25 IXYH5	36.94%
HEATING OIL FU Mar25 NVH5(27FEB)	34.13
CHF/USD FUTURE 17MAR25 SFH5	4.57
COPPER FUTURE Mar25 HGH5(27MAR)	4.47
JPN YEN FUT (CME) 17MAR25 JYH5	4.26
NASDAQ 100 E-MINI 21MAR25 NQH5	(8.71)
GOLD 100 OZ FU Feb25 GCG5(26FEB)	(3.25)
S&P MID 400 EMINI 21MAR25 FAH5	(3.20)
S&P500 EMINI FUT 21MAR25 ESH5	(3.19)
E-Mini Russ 2000 21MAR25 RTYH5	(2.46)
[1] The top 5 contributions to portfolio risk or VaR and the bottom 5 contributors or diversifier to portfolio risk or VaR. The percentages will not sum to 100%.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes as of December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in and/or disagreements with Accountants as of December 31, 2024.

[1]	Fund commenced operations on September 18, 2024. Expenses are not annualized. Expenses in future years may be higher.